INVESTMENTS IN COMPANIES AND ASSOCIATES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investments in and Advances to Affiliates [Line Items]
Investments in companies	$ 7,993	$ 100
Impairment of investment	100		600
Mobixell Networks Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership percentage in invested company	2.04%
Impairment of investment	$ 100		$ 600